Stock-Based Compensation (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options granted	449,542	407,547
Restricted stock granted	0	310,926
Unrecognized stock-based compensation expense, options	$ 2,214,859	$ 3,843,264
Unrecognized stock-based compensation expense, recognition period	1 year 3 months 7 days	2 years 3 months 7 days
Stock options vested, number of shares	105,448	0
Stock option vesting period	2 years
Tax benefits for tax deductions related to stock-based compensation	$ 0	$ 0
Stock options exercised	0	376
Management Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense, options		$ 32,363